American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Small Cap Value ETF (AVDV)
May 28, 2021

Avantis International Small Cap Value ETF - Schedule of Investments
MAY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.4%
Australia — 8.0%
Adairs Ltd.	64,691	233,414
Adbri Ltd.	444,216	1,141,164
Aeris Resources Ltd.(1)	238,800	31,179
Alkane Resources Ltd.(1)(2)	152,741	103,278
Alliance Aviation Services Ltd.(1)	50,306	171,065
Asaleo Care Ltd.	212,115	229,790
Aurelia Metals Ltd.	716,008	245,064
Austal Ltd.	283,491	520,718
Australian Finance Group Ltd.	186,297	400,567
Australian Pharmaceutical Industries Ltd.	419,111	373,258
Bank of Queensland Ltd.	555,800	3,869,929
Beach Energy Ltd.	2,204,143	2,167,414
Bendigo & Adelaide Bank Ltd.	252,445	2,042,517
Boral Ltd.(1)	116,988	619,401
Calix Ltd.(1)	39,671	84,060
Cedar Woods Properties Ltd.	8,294	45,011
Champion Iron Ltd.(1)	492,380	2,502,893
Collins Foods Ltd.	16,697	160,894
Coronado Global Resources, Inc.(1)	453,537	242,887
CSR Ltd.	651,143	2,799,491
Dacian Gold Ltd.(1)	129,467	28,363
Deterra Royalties Ltd.	179,435	579,460
Eclipx Group Ltd.(1)	432,641	710,525
Emeco Holdings Ltd.(1)	476,645	332,757
EML Payments Ltd.(1)	327,130	862,970
Galaxy Resources Ltd.(1)	3,318	9,808
Genworth Mortgage Insurance Australia Ltd.(1)	442,504	945,096
Gold Road Resources Ltd.	660,222	763,347
GrainCorp Ltd., A Shares	347,275	1,343,019
Grange Resources Ltd.	553,252	215,317
GWA Group Ltd.	164,670	362,604
HT&E Ltd.(1)	15,815	21,284
Humm Group Ltd.(1)	150,000	117,940
IGO Ltd.	667,473	3,910,900
Iluka Resources Ltd.	557,635	3,314,163
Imdex Ltd.	306,603	493,354
Inghams Group Ltd.	368,303	969,372
InvoCare Ltd.	113,936	927,216
Japara Healthcare Ltd.(1)	65,505	58,589
Lovisa Holdings Ltd.	12,681	137,368
MACA Ltd.	180,898	112,223
Macmahon Holdings Ltd.	354,016	53,215
Mayne Pharma Group Ltd.(1)	1,441,900	411,465
McMillan Shakespeare Ltd.	111,870	1,056,440
McPherson's Ltd.	72,688	80,925
Metcash Ltd.	1,345,658	3,654,671
Mineral Resources Ltd.	5,392	190,795
MNF Group Ltd.	3,813	15,431

Monadelphous Group Ltd.	2,067	16,191
Money3 Corp. Ltd.(2)	49,025	120,858
Mount Gibson Iron Ltd.	277,899	178,836
MyState Ltd.	32,630	122,473
New Hope Corp. Ltd.	342,814	388,533
nib holdings Ltd.	389,518	1,895,315
Nick Scali Ltd.	97,352	821,171
Nine Entertainment Co. Holdings Ltd.	903,672	2,066,680
NRW Holdings Ltd.	614,164	805,515
Nufarm Ltd.(1)	367,825	1,379,684
OFX Group Ltd.	72,467	79,337
OZ Minerals Ltd.	17,955	351,472
Pacific Current Group Ltd.	35,896	151,072
Perenti Global Ltd.	1,337,592	686,122
Perseus Mining Ltd.(1)	1,411,316	1,518,922
Platinum Asset Management Ltd.	380,616	1,375,480
Premier Investments Ltd.	77,889	1,589,036
Ramelius Resources Ltd.	779,423	1,171,366
Red 5 Ltd.(1)	982,897	120,953
Regis Resources Ltd.	712,364	1,441,618
Resimac Group Ltd.	18,160	33,615
Resolute Mining Ltd.(1)(2)	796,259	358,227
Sandfire Resources Ltd.	242,488	1,336,742
Select Harvests Ltd.	156,151	710,317
Senex Energy Ltd.	249,565	601,668
Servcorp Ltd.	22,553	61,494
Sigma Healthcare Ltd.	1,000,955	482,401
Silver Lake Resources Ltd.(1)	660,138	1,003,306
Sims Ltd.	203,901	2,493,424
Southern Cross Media Group Ltd.(1)	399,069	575,641
St. Barbara Ltd.	789,105	1,149,823
Star Entertainment Grp Ltd. (The)(1)	110,000	345,693
Super Retail Group Ltd.	170,100	1,669,633
Tassal Group Ltd.	209,165	605,073
Viva Energy Group Ltd.	156,892	249,532
Western Areas Ltd.	419,745	808,708
Westgold Resources Ltd.(1)	541,253	936,358
Whitehaven Coal Ltd.(1)	399,485	492,897
		69,857,797
Austria — 0.9%
DO & CO. AG(1)(2)	410	36,569
FACC AG(1)(2)	18,960	216,116
IMMOFINANZ AG(1)(2)	61,653	1,381,401
Lenzing AG(1)	184	25,436
POLYTEC Holding AG(1)	13,121	189,299
Porr AG(1)	4,165	85,076
Semperit AG Holding	42,040	1,913,136
UNIQA Insurance Group AG	437,080	3,983,665
Vienna Insurance Group AG Wiener Versicherung Gruppe	11,908	336,721
		8,167,419
Belgium — 1.3%
AGFA-Gevaert NV(1)	180,373	854,328
Bekaert SA	93,383	4,489,348
bpost SA(1)	181,405	2,421,474
Deceuninck NV(2)	244,340	875,437

Ion Beam Applications	33,352	681,462
Tessenderlo Group SA(1)	55,094	2,339,696
		11,661,745
Canada — 8.4%
5N Plus, Inc.(1)	28,000	66,520
Advantage Energy Ltd.(1)	65,703	194,708
AirBoss of America Corp.	5,600	151,398
ARC Resources Ltd.	70,272	533,999
Argonaut Gold, Inc.(1)	108,070	271,058
AutoCanada, Inc.(1)(2)	24,888	885,053
B2Gold Corp.	361,240	1,847,989
Badger Infrastructure Solution	16,330	526,107
Baytex Energy Corp.(1)	729,138	1,110,562
Birchcliff Energy Ltd.(2)	298,295	849,414
Bird Construction, Inc.	20,464	163,637
Canaccord Genuity Group, Inc.	91,322	996,336
Canacol Energy Ltd.	63,655	173,885
Canadian Western Bank	56,063	1,698,527
Canfor Corp.(1)	58,918	1,459,721
Capital Power Corp.	89,285	2,841,038
Capstone Mining Corp.(1)	183,948	846,613
Cardinal Energy Ltd.(1)	96,200	255,620
Cascades, Inc.	89,273	1,008,714
Celestica, Inc.(1)	110,851	957,060
Centerra Gold, Inc.	131,980	1,072,839
CES Energy Solutions Corp.(1)	133,326	193,138
China Gold International Resources Corp. Ltd.(2)	225,903	759,212
Chorus Aviation, Inc.(1)	64,019	248,010
Corus Entertainment, Inc., B Shares	211,925	1,075,370
Crescent Point Energy Corp.(2)	699,093	2,858,755
Crew Energy, Inc.(1)	60,000	56,620
Doman Building Materials Group Ltd.	78,236	562,136
Dorel Industries, Inc., Class B(1)	13,561	135,604
DREAM Unlimited Corp., Class A	12,622	260,266
Dundee Precious Metals, Inc.	138,910	1,013,035
Eldorado Gold Corp. (Toronto)(1)	84,317	1,001,572
Endeavour Mining Corp.	24,425	586,338
Enerplus Corp.	229,821	1,502,906
Equitable Group, Inc.	6,113	708,431
ERO Copper Corp.(1)	31,157	724,731
Etrion Corp.(1)(2)	7,000	2,347
Evertz Technologies Ltd.	4,000	51,124
Exchange Income Corp.	891	29,178
Extendicare, Inc.(2)	54,332	362,948
Finning International, Inc.	128,655	3,194,942
First National Financial Corp.	7,248	311,927
Freehold Royalties Ltd.(2)	39,220	293,164
Frontera Energy Corp.(1)	19,417	102,224
goeasy Ltd.(2)	5,412	653,445
Hardwoods Distribution, Inc.	12,825	343,012
High Liner Foods, Inc.	5,404	59,495
HLS Therapeutics, Inc.	2	28
Home Capital Group, Inc.(1)	39,399	1,134,957
Hudbay Minerals, Inc.	15,489	117,188
IAMGOLD Corp.(1)	221,928	802,802

Interfor Corp.	68,507	1,767,612
International Petroleum Corp.(1)(2)	65,340	278,008
Intertape Polymer Group, Inc.	27,113	656,476
Keyera Corp.(2)	35,009	868,234
Largo Resources Ltd.(1)	2,962	43,349
Laurentian Bank of Canada	7,300	263,647
Linamar Corp.	41,831	2,738,640
Lundin Mining Corp.	261,552	2,808,104
Martinrea International, Inc.	76,344	859,466
Methanex Corp.	4,729	168,131
Mullen Group Ltd.	99,460	1,071,950
New Gold, Inc. (Toronto)(1)	496,656	1,048,361
North American Construction Group Ltd.	15,561	203,521
North West Co., Inc. (The)	15,218	457,403
NuVista Energy Ltd.(1)(2)	146,749	363,213
OceanaGold Corp.(1)	380,334	805,972
Paramount Resources Ltd., A Shares(1)	34,259	407,518
Parex Resources, Inc.(1)	102,725	1,753,396
Pason Systems, Inc.	41,678	299,117
Peyto Exploration & Development Corp.(2)	168,903	768,980
Polaris Infrastructure, Inc.(2)	2,900	42,730
Precision Drilling Corp.(1)(2)	9,335	295,957
Pretium Resources, Inc.(1)	90,846	1,034,759
Real Matters, Inc.(1)	68,808	943,793
Roxgold, Inc.(1)	165,815	319,812
Russel Metals, Inc.(2)	53,749	1,469,583
Secure Energy Services, Inc.(2)	155,477	544,404
ShawCor Ltd.(1)	43,000	212,144
SunOpta, Inc.(1)(2)	45,636	569,671
Tamarack Valley Energy Ltd.(1)	249,052	525,709
Torex Gold Resources, Inc.(1)	74,377	1,085,441
Tourmaline Oil Corp.	164,162	3,999,245
Transcontinental, Inc., Class A	17	316
TransGlobe Energy Corp.(1)	35,700	60,581
Trican Well Service Ltd.(1)	114,654	217,340
Turquoise Hill Resources Ltd.(1)	62,258	1,111,630
Uni-Select, Inc.(1)	17,100	217,421
Vermilion Energy, Inc.(1)(2)	153,181	1,177,974
Wajax Corp.	19,743	375,396
West Fraser Timber Co. Ltd.	22,831	1,756,856
Western Forest Products, Inc.	327,995	600,032
Whitecap Resources, Inc.(2)	445,382	2,112,528
		73,360,123
Denmark — 1.6%
Alm Brand A/S	8,775	91,137
Bang & Olufsen A/S(1)	34,189	174,204
Bavarian Nordic A/S(1)	16,729	741,165
Chemometec A/S	4,429	539,372
D/S Norden A/S	62,304	1,758,837
Dfds A/S(1)	40,370	2,380,840
Drilling Co. of 1972 A/S (The)(1)	17,939	761,166
FLSmidth & Co. A/S	29,977	1,240,939
H+H International A/S, B Shares(1)	39,053	1,266,792
Jyske Bank A/S(1)	13,963	720,649
NKT A/S(1)	1,294	58,593

NNIT A/S	45,441	945,389
Ringkjoebing Landbobank A/S	2,495	255,243
Schouw & Co. A/S	7,964	886,938
Sydbank AS	46,697	1,500,844
TORM plc	29,773	276,502
		13,598,610
Finland — 1.6%
Altia Oyj(2)	8,650	110,721
CapMan Oyj, B Shares	9,067	29,465
HKScan Oyj, A Shares	82,580	242,609
Kemira Oyj	172,534	2,833,262
Neles Oyj	14,424	215,571
Outokumpu Oyj(1)	581,195	3,244,178
Sanoma Oyj	35,594	601,388
Suominen Oyj	40,401	275,812
Tokmanni Group Corp.	86,063	2,388,022
Uponor Oyj	114,111	3,414,981
Verkkokauppa.com Oyj	53,327	564,704
		13,920,713
France — 3.1%
AKWEL	3,956	135,124
Albioma SA	17,578	772,749
ALD SA(2)	101,997	1,562,915
APERAM SA(2)	1,008	55,573
Atari SA(1)	248,229	169,691
Biosynex	3,127	86,156
Bonduelle SCA	4,369	116,892
Chargeurs SA	13,527	374,650
Eramet SA(1)	10,380	748,955
Etablissements Maurel et Prom SA(1)(2)	41,754	93,670
Eutelsat Communications SA	167,594	2,108,607
FIGEAC-AERO(1)(2)	5,760	41,367
Focus Home Interactive SA(1)	1,052	94,040
Gaztransport Et Technigaz SA	20,161	1,677,954
Imerys SA	29,092	1,519,301
Jacquet Metals SACA	10,427	268,143
JCDecaux SA(1)	9,711	284,484
Kaufman & Broad SA	1,027	48,824
LISI	28,399	998,698
LNA Sante SA	383	23,368
Maisons du Monde SA(1)	60,902	1,691,567
Manitou BF SA	6,768	222,441
Mersen SA(1)	6,018	224,607
Metropole Television SA	43,876	930,738
Nexans SA	35,663	3,155,856
Nexity SA	43,330	2,255,725
ReWorld Media SA(1)	6,000	29,327
SES SA	332,727	2,769,137
Societe BIC SA	6,668	505,124
Solutions 30 SE(1)(2)	68,061	471,087
Tarkett SA(1)	38,607	950,101
Television Francaise 1	92,063	962,282
Trigano SA	2,435	509,369
Vallourec SA(1)(2)	12,083	410,022
Valneva SE(1)(2)	51,661	669,328

Verallia SA	8,965	358,454
		27,296,326
Germany — 5.1%
7C Solarparken AG	21,004	104,805
Aareal Bank AG	3,404	85,949
ADVA Optical Networking SE(1)	65,592	861,717
Allgeier SE	4,453	134,153
AURELIUS Equity Opportunities SE & Co. KGaA	21,795	709,942
Aurubis AG	32,456	3,037,360
Baader Bank AG(1)	7,342	69,997
Bauer AG(1)	6,293	99,360
Bertrandt AG	1,353	87,238
Bilfinger SE	19,196	627,075
Borussia Dortmund GmbH & Co. KGaA(1)	2,240	15,921
CropEnergies AG	16,673	221,274
Deutsche EuroShop AG(1)	38,467	910,565
Deutz AG(1)	46,745	395,900
Draegerwerk AG & Co. KGaA	303	27,376
Draegerwerk AG & Co. KGaA, Preference Shares	10,343	960,642
Duerr AG	2,562	105,452
Einhell Germany AG, Preference Shares	137	25,037
Elmos Semiconductor SE	1,173	49,992
ElringKlinger AG(1)	52,461	985,610
Hamburger Hafen und Logistik AG	38,023	991,493
Home24 SE(1)	10,347	219,582
Hornbach Baumarkt AG	4,817	230,972
Hornbach Holding AG & Co. KGaA	9,644	1,075,272
HUGO BOSS AG	68,602	3,894,475
JOST Werke AG	16,864	1,141,034
Jungheinrich AG, Preference Shares	61,177	3,165,711
K+S AG(1)	211,338	2,920,818
Kloeckner & Co. SE(1)	94,963	1,309,535
Krones AG	3,298	312,634
KWS Saat SE & Co. KGaA	1,178	110,256
Lang & Schwarz AG(1)	6,143	1,070,172
Rheinmetall AG	42,169	4,398,994
SAF-Holland SE(1)	64,327	1,034,182
Salzgitter AG(1)	45,935	1,488,976
SGL Carbon SE(1)	121,367	963,271
Siltronic AG	12,961	2,204,854
Sixt SE(1)	12,735	2,026,006
Sixt SE, Preference Shares	10,020	932,513
STO SE & Co. KGaA, Preference Shares	1,614	344,208
Suedzucker AG	10,204	169,005
SUESS MicroTec SE(1)	19,221	553,368
Wacker Chemie AG	19,187	3,244,437
Wacker Neuson SE	23,900	722,925
Wuestenrot & Wuerttembergische AG	22,396	520,074
		44,560,132
Hong Kong — 2.0%
BOCOM International Holdings Co. Ltd.	500,000	116,711
Bright Smart Securities & Commodities Group Ltd.(2)	1,436,000	403,364
China Strategic Holdings Ltd.(1)(2)	52,860,000	857,350
Chow Sang Sang Holdings International Ltd.	653,000	1,139,361
Crystal International Group Ltd.	34,500	15,374

CSI Properties Ltd.	90,000	2,957
Dah Sing Financial Holdings Ltd.	161,200	573,836
First Pacific Co. Ltd.	20,000	6,977
Fullshare Holdings Ltd.(1)(2)	11,357,500	246,054
Guotai Junan International Holdings Ltd.	6,917,000	1,255,178
Haitong International Securities Group Ltd.	3,353,000	1,040,693
Hang Lung Group Ltd.	66,000	163,364
Hengdeli Holdings Ltd.(1)	12,000	472
IGG, Inc.	609,000	906,407
IRC Ltd.(1)	3,018,000	132,231
Johnson Electric Holdings Ltd.	435,000	1,158,461
K Wah International Holdings Ltd.	2,428,000	1,197,578
Lifestyle International Holdings Ltd.(1)	27,500	22,770
LK Technology Holdings Ltd.	547,500	838,828
Pacific Basin Shipping Ltd.(1)	5,334,000	2,013,256
Realord Group Holdings Ltd.(1)	480,000	778,210
Sa Sa International Holdings Ltd.(1)(2)	2,584,000	628,639
Shun Tak Holdings Ltd.	3,010,000	963,025
SmarTone Telecommunications Holdings Ltd.	33,500	19,509
Solargiga Energy Holdings Ltd.(1)	2,018,000	101,266
Soundwill Holdings Ltd.	2,500	2,882
Sun Hung Kai & Co. Ltd.	862,000	477,836
Tai Hing Group Holdings Ltd.	245,000	70,982
Ten Pao Group Holdings Ltd.	412,000	102,999
Texhong Textile Group Ltd.	238,500	370,416
Texwinca Holdings Ltd.	440,000	114,553
Theme International Holdings Ltd.(1)	560,000	63,577
United Laboratories International Holdings Ltd. (The)	56,000	51,041
Vincent Medical Holdings Ltd.	254,000	71,983
VSTECS Holdings Ltd.	882,000	861,568
Yue Yuen Industrial Holdings Ltd.	132,500	345,942
		17,115,650
Ireland — 0.6%
FBD Holdings plc(1)	6,291	66,869
Glanbia plc	22,679	377,796
Glenveagh Properties plc(1)	3,137,031	3,779,956
Permanent TSB Group Holdings plc(1)	44,096	78,366
Uniphar plc(1)	101,528	429,699
		4,732,686
Israel — 2.3%
Adgar Investment and Development Ltd.	13,419	26,534
Airport City Ltd.(1)	29,323	514,725
Ashtrom Group Ltd.	15,431	363,575
Azorim-Investment Development & Construction Co. Ltd.(1)	16,771	69,121
Caesarstone Ltd.	30,656	505,824
Camtek Ltd.(1)	21,765	786,265
Carasso Motors Ltd.	19,452	103,063
Cellcom Israel Ltd.(1)	73,641	286,828
Ceragon Networks Ltd.(1)	54,112	180,734
Clal Insurance Enterprises Holdings Ltd.(1)	53,077	1,025,069
Delta Galil Industries Ltd.	1,200	41,844
Equital Ltd.(1)	6,693	183,800
Fattal Holdings 1998 Ltd.(1)	641	68,826
FIBI Holdings Ltd.(1)	25,355	940,533
First International Bank of Israel Ltd.(1)	35,594	1,128,443

Fox Wizel Ltd.	12,682	1,467,056
Gazit-Globe Ltd.	39,945	299,276
Harel Insurance Investments & Financial Services Ltd.	131,457	1,392,980
Inrom Construction Industries Ltd.	20,364	103,562
Isracard Ltd.(1)	317,762	1,280,779
Israel Corp. Ltd. (The)(1)	3,754	1,137,521
Ituran Location and Control Ltd.	3,488	84,445
Melisron Ltd.(1)	15,467	1,031,371
Menora Mivtachim Holdings Ltd.	23,305	489,984
Migdal Insurance & Financial Holdings Ltd.(1)	181,382	258,425
Naphtha Israel Petroleum Corp. Ltd.(1)	10,798	49,658
Nawi Brothers Ltd.	9,923	72,403
Oil Refineries Ltd.(1)	3,490,936	944,287
Partner Communications Co. Ltd.(1)	152,641	728,585
Paz Oil Co. Ltd.	8,305	1,093,367
Perion Network Ltd.(1)	3,865	64,397
Phoenix Holdings Ltd. (The)	190,287	1,808,737
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,826	182,567
Summit Real Estate Holdings Ltd.(1)	5,567	88,942
Tower Semiconductor Ltd.(1)	35,244	975,539
Victory Supermarket Chain Ltd.	1,800	37,829
		19,816,894
Italy — 2.9%
Aeffe SpA(1)	11,876	26,048
Arnoldo Mondadori Editore SpA(1)	10,652	21,886
Banca IFIS SpA(2)	60,877	952,730
Banca Popolare di Sondrio SCPA(2)	749,485	3,679,788
Banco di Desio e della Brianza SpA	118,022	460,150
BFF Bank SpA	241,014	2,261,104
Biesse SpA(1)	34,260	1,268,583
Cairo Communication SpA(2)	94,298	213,046
Credito Emiliano SpA	41,061	268,306
Danieli & C Officine Meccaniche SpA	37,554	985,138
Danieli & C Officine Meccaniche SpA, Preference Shares	107,520	1,955,009
Digital Bros SpA(2)	20,790	639,929
doValue SpA(1)	27,652	344,502
Enav SpA(1)	155,316	722,662
FNM SpA(1)(2)	83,766	69,205
Geox SpA(1)(2)	47,705	66,191
Maire Tecnimont SpA	87,770	314,844
Mediaset SpA(1)(2)	371,239	1,325,701
OVS SpA(1)(2)	749,717	1,657,142
RAI Way SpA	162,903	983,003
Reno de Medici SpA	686,265	882,507
Saipem SpA(1)(2)	1,210,680	3,007,423
Sesa SpA(1)	2,622	410,539
Societa Cattolica Di Assicurazione SPA(1)(2)	194,350	1,435,182
Technogym SpA	25,753	326,476
Webuild SpA	228,409	538,162
		24,815,256
Japan — 24.1%
77 Bank Ltd. (The)	60,900	755,331
A&D Co. Ltd.	11,900	111,864
Adastria Co. Ltd.	12,700	221,796
ADEKA Corp.	79,500	1,423,344

Adways, Inc.	12,600	102,259
Aeon Fantasy Co. Ltd.	700	13,751
Aeon Mall Co. Ltd.	10,700	170,621
AFC-HD AMS Life Science Co. Ltd.	28,500	248,254
Aichi Steel Corp.	2,700	77,086
Airport Facilities Co. Ltd.	3,500	19,921
Aisan Industry Co. Ltd.	27,100	197,672
Akatsuki, Inc.	4,500	145,820
Alconix Corp.	6,000	85,052
Alleanza Holdings Co. Ltd.	6,500	71,899
Alpen Co. Ltd.	26,900	663,282
Alps Alpine Co. Ltd.	135,900	1,467,218
AOKI Holdings, Inc.	4,600	26,979
Aozora Bank Ltd.	85,800	1,965,946
Arata Corp.	8,200	316,232
Arcland Sakamoto Co. Ltd.	12,900	168,016
Arcs Co. Ltd.	34,200	760,877
Asahi Co. Ltd.	7,400	95,646
Asahi Holdings, Inc.	1,400	30,388
Asia Pile Holdings Corp.	1,400	6,285
ASKA Pharmaceutical Holdings Co. Ltd.	9,100	87,503
Awa Bank Ltd. (The)	4,300	82,710
Axial Retailing, Inc.	7,100	254,065
Bando Chemical Industries Ltd.	4,500	34,675
Bank of the Ryukyus Ltd.	11,200	72,062
Beenos, Inc.	1,100	35,546
Belc Co. Ltd.	4,700	238,888
Belluna Co. Ltd.	56,400	564,600
Bic Camera, Inc.	91,400	908,212
Bunka Shutter Co. Ltd.	70,500	699,639
Careerlink Co. Ltd.	4,500	92,196
Carta Holdings, Inc.	3,000	44,021
Cawachi Ltd.	7,200	147,873
Central Glass Co. Ltd.	31,600	611,303
Chiba Kogyo Bank Ltd. (The)	2,000	4,925
Chilled & Frozen Logistics Holdings Co. Ltd.	1,900	29,264
Chubu Shiryo Co. Ltd.	2,200	23,514
CI Takiron Corp.	16,500	89,370
CMIC Holdings Co. Ltd.	1,200	16,405
Cosmo Energy Holdings Co. Ltd.	77,500	1,635,962
Credit Saison Co. Ltd.	137,800	1,744,665
CROOZ, Inc.(1)	9,500	189,031
CTI Engineering Co. Ltd.	2,700	61,066
Daicel Corp.	158,000	1,265,449
Daihen Corp.	9,400	416,921
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	7,600	106,957
Daiki Aluminium Industry Co. Ltd.	14,200	153,945
Daikokutenbussan Co. Ltd.(2)	2,700	182,233
Daikyonishikawa Corp.	19,200	133,056
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	5,000	106,946
Daio Paper Corp.	71,800	1,120,690
Daishi Hokuetsu Financial Group, Inc.	24,600	541,766
Daito Pharmaceutical Co. Ltd.	900	27,083
Daiwabo Holdings Co. Ltd.	59,600	926,825
DCM Holdings Co. Ltd.	106,700	987,135

Denka Co. Ltd.	52,700	2,008,018
Denyo Co. Ltd.	1,000	18,654
Diamond Electric Holdings Co. Ltd.	2,800	70,463
DIC Corp.	76,100	1,949,290
Digital Holdings, Inc.	6,300	131,744
Dowa Holdings Co. Ltd.	16,300	669,726
Eagle Industry Co. Ltd.	38,400	399,176
Earth Corp.	5,600	329,708
Ebara Corp.	82,700	4,064,346
Eco's Co. Ltd.	13,300	228,893
EDION Corp.	92,100	920,800
EF-ON, Inc.	9,200	84,209
Ehime Bank Ltd. (The)	3,300	24,873
EJ Holdings, Inc.	2,900	28,345
Electric Power Development Co. Ltd.	146,000	2,065,060
Enomoto Co. Ltd.(2)	3,000	48,247
Enplas Corp.	3,500	131,935
ES-Con Japan Ltd.	100	726
Exedy Corp.	16,600	243,835
F.C.C. Co. Ltd.	12,900	201,844
FALCO HOLDINGS Co. Ltd.	2,000	31,695
Feed One Co. Ltd.	4,700	32,619
Ferrotec Holdings Corp.	26,400	603,275
FIDEA Holdings Co. Ltd.	78,100	87,373
Financial Products Group Co. Ltd.	65,300	438,589
FJ Next Co. Ltd.	12,000	112,118
France Bed Holdings Co. Ltd.	12,600	107,418
Freebit Co. Ltd.(1)	3,900	32,025
Fudo Tetra Corp.	3,500	58,495
Fuji Co. Ltd.	3,200	60,843
Fuji Corp. Ltd.	9,000	51,218
Fuji Oil Holdings, Inc.	36,300	917,826
Fuji Pharma Co. Ltd.	3,800	40,003
Fuji Seal International, Inc.	36,000	782,408
Fujibo Holdings, Inc.	6,000	214,068
Fujikura Ltd.(1)	281,100	1,214,115
Fukuda Corp.	800	36,169
Fumakilla Ltd.	1,400	17,880
Furukawa Battery Co. Ltd. (The)(2)	2,700	39,104
Furukawa Co. Ltd.	7,700	88,937
Furuno Electric Co. Ltd.	18,200	174,264
Furyu Corp.	600	6,157
Futaba Industrial Co. Ltd.	82,000	375,249
Fuyo General Lease Co. Ltd.	10,500	703,881
G-7 Holdings, Inc.	5,400	150,678
G-Tekt Corp.	14,800	202,556
Gecoss Corp.	2,200	17,916
Genky DrugStores Co. Ltd.	4,200	127,783
Geo Holdings Corp.(2)	20,000	200,645
GLOBERIDE, Inc.	4,300	160,193
GMO Financial Holdings, Inc.	50,900	383,633
Godo Steel Ltd.	8,300	126,717
Goldcrest Co. Ltd.	7,500	121,878
GS Yuasa Corp.	52,600	1,499,392
GungHo Online Entertainment, Inc.	1,800	33,976

Gunma Bank Ltd. (The)	293,300	970,450
H-One Co. Ltd.	9,400	65,408
H.U. Group Holdings, Inc.	46,300	1,246,026
Hachijuni Bank Ltd. (The)	47,400	164,104
Hagihara Industries, Inc.	3,300	43,555
Hagiwara Electric Holdings Co. Ltd.	1,300	28,987
Hamakyorex Co. Ltd.	7,800	219,129
Hanwa Co. Ltd.	38,400	1,130,077
Happinet Corp.	9,100	120,458
Hazama Ando Corp.	3,700	28,281
Heiwado Co. Ltd.	3,000	64,435
HI-LEX Corp.	4,000	63,148
Hinokiya Group Co. Ltd.	2,200	50,167
Hirogin Holdings, Inc.	215,800	1,182,560
Hitachi Transport System Ltd.	2,900	92,770
Hitachi Zosen Corp.	183,700	1,216,374
Hokkoku Bank Ltd. (The)	8,000	172,906
Hokuetsu Corp.	30,700	166,779
Hokuhoku Financial Group, Inc.	106,200	871,309
Hokuto Corp.	27,700	488,641
Hoosiers Holdings	15,500	105,291
Hosiden Corp.	56,800	531,844
Hyakugo Bank Ltd. (The)	60,000	171,323
I-Net Corp./Kanagawa	1,400	18,507
I-PEX, Inc.	6,800	146,617
Ichigo, Inc.	6,500	20,694
Ichinen Holdings Co. Ltd.	4,300	48,454
IDEA Consultants, Inc.	200	3,309
IDOM, Inc.	100,200	570,954
Iino Kaiun Kaisha Ltd.	109,000	438,967
Inabata & Co. Ltd.	39,700	632,728
Ines Corp.	200	2,452
Innotech Corp.	5,300	63,875
Internet Initiative Japan, Inc.	43,800	1,187,425
Itochu Enex Co. Ltd.	76,100	693,680
Itoham Yonekyu Holdings, Inc.	33,400	216,829
IwaiCosmo Holdings, Inc.	9,500	152,293
Iwatani Corp.	8,500	496,213
Iyo Bank Ltd. (The)	152,000	813,358
Izumi Co. Ltd.	400	15,102
Jaccs Co. Ltd.	20,300	471,692
JAFCO Group Co. Ltd.	3,800	277,761
Janome Sewing Machine Co. Ltd.	10,000	74,146
Japan Asia Group Ltd.	20,800	178,581
Japan Aviation Electronics Industry Ltd.	20,700	366,953
Japan Investment Adviser Co. Ltd.(2)	9,700	123,907
Japan Petroleum Exploration Co. Ltd.	32,000	575,712
Japan Transcity Corp.	4,400	21,432
JDC Corp.	1,000	5,217
JFE Holdings, Inc.	3,600	48,595
JK Holdings Co. Ltd.	200	1,471
JM Holdings Co. Ltd.	13,800	263,204
Joshin Denki Co. Ltd.	19,800	478,263
JSP Corp.	2,200	33,679
JTEKT Corp.	230,000	2,452,908

Juroku Bank Ltd. (The)	22,100	396,262
JVCKenwood Corp.	290,500	605,090
K's Holdings Corp.	160,100	1,928,394
Kaga Electronics Co. Ltd.	1,500	39,107
Kamei Corp.	4,100	43,228
Kanamoto Co. Ltd.	38,900	975,188
Kandenko Co. Ltd.	53,700	446,777
Kaneka Corp.	41,000	1,694,940
Kanematsu Corp.	1,400	19,046
Kanto Denka Kogyo Co. Ltd.	43,200	375,651
Kato Sangyo Co. Ltd.	3,000	89,818
KAWADA TECHNOLOGIES, Inc.	100	3,527
Kawasaki Heavy Industries Ltd.(1)	30,000	728,726
Keiyo Co. Ltd.	36,100	238,781
KFC Holdings Japan Ltd.	600	15,204
Kintetsu World Express, Inc.	11,900	270,023
Kito Corp.	1,700	27,123
Kitz Corp.	51,600	354,334
Kiyo Bank Ltd. (The)	66,200	903,924
Koa Shoji Holdings Co. Ltd.(2)	5,800	38,162
Kobe Steel Ltd.	300,800	2,054,544
Kohnan Shoji Co. Ltd.	35,100	960,225
Kojima Co. Ltd.	22,300	166,273
Komeri Co. Ltd.	35,600	848,362
Konica Minolta, Inc.(2)	448,300	2,482,733
Konoike Transport Co. Ltd.	3,700	38,128
Kumagai Gumi Co. Ltd.	38,400	1,051,011
Kuraray Co. Ltd.	208,300	2,203,481
Kureha Corp.	8,200	479,588
Kurimoto Ltd.	800	12,355
Kuriyama Holdings Corp.	400	2,606
Kyoei Steel Ltd.	10,100	130,564
Kyokuto Kaihatsu Kogyo Co. Ltd.	6,000	96,089
Kyokuyo Co. Ltd.	4,700	122,659
Kyudenko Corp.	600	18,737
Kyushu Financial Group, Inc.	132,000	510,716
Lawson, Inc.	1,800	82,356
Macnica Fuji Electronics Holdings, Inc.	47,000	1,018,355
Maeda Corp.(2)	126,000	1,122,433
Maeda Road Construction Co. Ltd.(2)	22,200	446,197
Maruha Nichiro Corp.	40,900	896,373
Maruwa Co. Ltd.	200	19,606
Maruzen Showa Unyu Co. Ltd.	2,500	77,018
Maxell Holdings Ltd.(1)	46,400	532,625
Mazda Motor Corp.(1)	600	5,256
MCJ Co. Ltd.	21,600	215,932
Mebuki Financial Group, Inc.	580,900	1,255,187
Megachips Corp.	19,200	575,403
Megmilk Snow Brand Co. Ltd.	32,800	636,008
Meidensha Corp.	37,300	769,277
Meiko Electronics Co. Ltd.	18,700	507,116
Mie Kotsu Group Holdings, Inc.	8,900	40,108
Mimasu Semiconductor Industry Co. Ltd.	28,100	659,996
Mirait Holdings Corp.	80,300	1,429,199
Mitani Sangyo Co. Ltd.	1,200	4,334

Mitsuba Corp.(1)	46,000	382,879
Mitsubishi HC Capital, Inc.	485,150	2,732,287
Mitsubishi Kakoki Kaisha Ltd.(2)	3,400	83,117
Mitsubishi Materials Corp.	98,900	2,113,197
Mitsui Chemicals, Inc.	60,800	2,056,604
Mitsui E&S Holdings Co. Ltd.(1)	10,300	46,732
Mitsui Mining & Smelting Co. Ltd.	54,900	1,595,184
Mitsui OSK Lines Ltd.	110,000	4,351,252
Mitsui-Soko Holdings Co. Ltd.	29,600	616,077
Mixi, Inc.	43,900	1,074,664
Miyazaki Bank Ltd. (The)	4,600	86,523
Mizuho Leasing Co. Ltd.	35,700	1,133,832
Modec, Inc.	13,500	265,666
Monex Group, Inc.	106,600	827,527
MrMax Holdings Ltd.	9,700	54,695
Musashi Seimitsu Industry Co. Ltd.	46,800	947,583
Musashino Bank Ltd. (The)	14,000	226,103
Nachi-Fujikoshi Corp.	1,900	73,064
Nafco Co. Ltd.	8,500	148,224
NEC Capital Solutions Ltd.	15,900	291,702
NGK Spark Plug Co. Ltd.	149,500	2,373,162
Nichiha Corp.	5,100	138,685
Nichireki Co. Ltd.	12,500	152,490
Nihon Chouzai Co. Ltd.	400	5,889
Nihon Dempa Kogyo Co. Ltd.(1)	12,800	99,057
Nihon Flush Co. Ltd.(2)	3,600	41,199
Nihon House Holdings Co. Ltd.(2)	2,100	6,480
Nihon Tokushu Toryo Co. Ltd.	1,200	11,312
Nikkiso Co. Ltd.	6,900	75,330
Nikkon Holdings Co. Ltd.	47,700	1,019,951
Nippo Corp.	51,000	1,322,433
Nippon Carbon Co. Ltd.	200	7,878
Nippon Chemi-Con Corp.(1)	11,400	255,010
Nippon Chemical Industrial Co. Ltd.	2,300	58,449
Nippon Coke & Engineering Co. Ltd.	215,400	209,381
Nippon Commercial Development Co. Ltd.	3,500	58,775
Nippon Denko Co. Ltd.	217,200	638,838
Nippon Electric Glass Co. Ltd.	54,800	1,320,639
Nippon Kayaku Co. Ltd.	80,300	754,783
Nippon Kodoshi Corp.	800	25,144
Nippon Koei Co. Ltd.	2,900	83,168
Nippon Light Metal Holdings Co. Ltd.	63,210	1,090,451
Nippon Paper Industries Co. Ltd.	103,000	1,220,621
Nippon Road Co. Ltd. (The)	700	47,715
Nippon Seiki Co. Ltd.	2,100	21,989
Nippon Suisan Kaisha Ltd.	300,400	1,400,641
Nippon Yakin Kogyo Co. Ltd.	11,110	231,463
Nippon Yusen KK	72,600	2,957,817
Nipro Corp.	130,800	1,615,552
Nishi-Nippon Financial Holdings, Inc.	129,700	831,064
Nishimatsuya Chain Co. Ltd.	33,600	473,351
Nishio Rent All Co. Ltd.	29,700	878,892
Nissei ASB Machine Co. Ltd.	1,500	72,911
Nissha Co. Ltd.	56,900	809,473
Nissin Electric Co. Ltd.	18,300	213,942

Nitto Kogyo Corp.	21,400	345,185
Nittoc Construction Co. Ltd.	3,300	23,058
Nojima Corp.	27,600	765,763
NOK Corp.	77,200	969,515
Nomura Micro Science Co. Ltd.	2,700	95,673
Noritz Corp.	1,700	30,048
North Pacific Bank Ltd.(2)	285,300	655,016
NS United Kaiun Kaisha Ltd.	8,300	164,108
NTN Corp.(1)	347,800	1,015,707
Ogaki Kyoritsu Bank Ltd. (The)	27,500	478,101
Okamura Corp.	70,200	893,503
Oki Electric Industry Co. Ltd.	50,100	451,797
Okuwa Co. Ltd.	16,900	173,054
Olympic Group Corp.	6,200	42,914
Organo Corp.	4,100	242,455
Orient Corp.	707,700	1,014,066
Oriental Shiraishi Corp.(1)	70,400	181,392
Pacific Industrial Co. Ltd.	54,800	598,200
Pasco Corp.	500	6,407
Pasona Group, Inc.(2)	16,300	282,262
Penta-Ocean Construction Co. Ltd.	84,200	601,336
Press Kogyo Co. Ltd.	5,000	14,731
Pressance Corp.	10,100	158,500
Proto Corp.	7,900	83,920
PS Mitsubishi Construction Co. Ltd.	13,500	81,331
Raiznext Corp.	3,100	32,492
Relia, Inc.(2)	54,400	598,187
Rengo Co. Ltd.	155,200	1,310,966
Resorttrust, Inc.	2,600	41,386
Ricoh Leasing Co. Ltd.	8,500	263,879
Riken Technos Corp.	11,300	59,044
Riken Vitamin Co. Ltd.	8,900	119,391
Rokko Butter Co. Ltd.(2)	1,900	26,965
Roland DG Corp.	3,900	75,764
Ryobi Ltd.(1)	2,400	34,899
Ryoden Corp.	1,700	24,892
Sakai Chemical Industry Co. Ltd.	12,000	196,356
Sakura Internet, Inc.	500	2,845
Sala Corp.(2)	12,500	68,019
San-In Godo Bank Ltd. (The)	81,700	401,550
Sanei Architecture Planning Co. Ltd.	1,600	29,672
Sankyu, Inc.	44,800	1,960,298
Sanoh Industrial Co. Ltd.(2)	26,400	269,850
Sanwa Holdings Corp.	167,500	2,085,278
Sanyo Chemical Industries Ltd.	6,100	310,278
Sawada Holdings Co. Ltd.	800	7,651
SBS Holdings, Inc.	17,500	495,378
SEC Carbon Ltd.	100	6,131
Seed Co. Ltd.	5,000	34,914
Seikitokyu Kogyo Co. Ltd.	6,400	49,508
Seiko Epson Corp.	61,600	1,118,843
Seino Holdings Co. Ltd.	3,100	43,853
Seiren Co. Ltd.	5,100	94,320
Senko Group Holdings Co. Ltd.	113,700	1,052,319
Senshu Ikeda Holdings, Inc.	119,700	177,477

Seven Bank Ltd.	398,100	835,569
Shibaura Mechatronics Corp.	2,100	123,635
Shibuya Corp.	1,600	49,088
Shinagawa Refractories Co. Ltd.	100	3,351
Shinnihon Corp.	4,500	35,424
Shinoken Group Co. Ltd.	13,600	148,277
Shinsei Bank Ltd.	92,300	1,486,481
Shoei Foods Corp.	6,700	245,385
Showa Sangyo Co. Ltd.	2,000	54,181
Siix Corp.	26,100	368,326
Sinko Industries Ltd.	3,300	57,898
SK-Electronics Co. Ltd.	200	1,884
SKY Perfect JSAT Holdings, Inc.	192,900	763,468
Soken Chemical & Engineering Co. Ltd.	1,300	22,660
Space Value Holdings Co. Ltd.(1)	14,100	92,809
St-Care Holding Corp.	12,200	112,604
Starts Corp., Inc.	36,300	924,531
Starzen Co. Ltd.	12,700	245,213
Stella Chemifa Corp.	4,200	112,693
Studio Alice Co. Ltd.	5,600	114,535
SUMCO Corp.(2)	87,500	2,020,332
Sumida Corp.	14,400	134,345
Sumitomo Bakelite Co. Ltd.	8,000	325,196
Sumitomo Densetsu Co. Ltd.	700	14,707
Sumitomo Forestry Co. Ltd.	75,700	1,540,499
Sumitomo Heavy Industries Ltd.	50,900	1,598,731
Sumitomo Mitsui Construction Co. Ltd.	96,400	416,509
Sumitomo Osaka Cement Co. Ltd.	37,600	1,063,584
Sumitomo Riko Co. Ltd.	54,000	331,832
Sumitomo Rubber Industries Ltd.	212,900	2,743,730
Sumitomo Seika Chemicals Co. Ltd.	2,900	95,258
Sumitomo Warehouse Co. Ltd. (The)	45,000	602,512
Sun Frontier Fudousan Co. Ltd.	18,200	153,491
Suruga Bank Ltd.(2)	214,500	707,371
Suzuki Co. Ltd.	6,700	62,718
SWCC Showa Holdings Co. Ltd.	13,900	212,243
T-Gaia Corp.	12,400	213,071
Taihei Dengyo Kaisha Ltd.	7,600	183,266
Taiheiyo Cement Corp.	116,700	2,713,895
Taiho Kogyo Co. Ltd.	18,000	148,480
Taiyo Yuden Co. Ltd.	37,300	1,772,279
Takamiya Co. Ltd.	1,600	7,520
Takaoka Toko Co. Ltd.	7,500	96,828
Takara Leben Co. Ltd.	180,200	576,968
Takasago International Corp.	10,500	258,762
Takashimaya Co. Ltd.	93,300	1,048,280
Takeei Corp.	25,100	294,332
Takuma Co. Ltd.	27,900	477,013
Tama Home Co. Ltd.(2)	21,600	428,935
Tanseisha Co. Ltd.	17,200	130,984
Taoka Chemical Co. Ltd.	600	64,850
Teijin Ltd.	166,500	2,740,070
Toa Corp. (Tokyo)(2)	23,500	533,309
Toda Corp.	11,600	84,518
Toho Zinc Co. Ltd.	12,800	237,386

TOKAI Holdings Corp.	79,300	638,681
Tokai Rika Co. Ltd.	11,100	180,962
Tokuyama Corp.	56,900	1,192,206
Tokyo Electron Device Ltd.	900	49,031
Tokyo Tekko Co. Ltd.	2,700	38,872
Tokyu Fudosan Holdings Corp.	143,900	863,769
Tomoku Co. Ltd.	1,600	27,926
TOMONY Holdings, Inc.	8,700	24,181
Tomy Co. Ltd.	32,600	284,143
Topre Corp.	40,900	611,169
Tosei Corp.	23,000	221,212
Towa Bank Ltd. (The)	11,900	60,258
Towa Corp.	24,400	454,638
Toyo Seikan Group Holdings Ltd.	94,400	1,286,835
Toyo Tanso Co. Ltd.	1,700	36,498
Toyo Tire Corp.	99,300	2,018,486
Toyobo Co. Ltd.	98,400	1,224,558
Toyoda Gosei Co. Ltd.	45,800	1,169,048
Toyota Boshoku Corp.	66,600	1,287,921
TPR Co. Ltd.	13,500	183,634
Transcosmos, Inc.	7,000	191,951
Tsubakimoto Chain Co.	30,400	869,763
Tsuzuki Denki Co. Ltd.	200	3,292
UACJ Corp.(1)	31,900	693,742
Ube Industries Ltd.	100,700	2,137,680
Uchida Yoko Co. Ltd.	3,300	143,464
United Super Markets Holdings, Inc.	44,000	438,810
UNITED, Inc.	4,000	49,716
Unitika Ltd.(1)	27,100	89,910
V Technology Co. Ltd.	4,100	194,001
Valor Holdings Co. Ltd.	37,100	765,934
VT Holdings Co. Ltd.	2,200	9,429
Wacom Co. Ltd.	21,300	133,676
Wakita & Co. Ltd.	35,400	360,728
Warabeya Nichiyo Holdings Co. Ltd.	7,400	130,829
World Holdings Co. Ltd.	4,100	99,643
Xebio Holdings Co. Ltd.	19,300	166,001
YAMABIKO Corp.	57,300	623,303
Yamaguchi Financial Group, Inc.	104,200	622,302
Yamato Corp.	700	5,052
Yaoko Co. Ltd.	1,100	64,509
Yellow Hat Ltd.	21,300	382,686
Yodogawa Steel Works Ltd.	23,400	503,016
Yokohama Reito Co. Ltd.	30,800	246,679
Yokohama Rubber Co. Ltd. (The)	123,000	2,507,390
Yorozu Corp.	4,500	50,216
Yotai Refractories Co. Ltd.	2,400	25,362
Yurtec Corp.	1,000	6,875
		209,599,280
Netherlands — 2.4%
Accell Group NV(1)	18,403	1,044,923
AerCap Holdings NV(1)	110,836	6,539,324
AMG Advanced Metallurgical Group NV(2)	16,633	604,052
Arcadis NV	1,042	45,406
ASR Nederland NV	116,961	5,037,362

Basic-Fit NV(1)	19,925	958,619
Boskalis Westminster	70,466	2,405,615
Brunel International NV	16,101	219,024
ForFarmers NV	23,802	154,463
Heijmans NV, CVA(2)	60,431	985,105
Koninklijke BAM Groep NV(1)	370,931	1,093,801
Pharming Group NV(1)(2)	195,507	239,870
SIF Holding NV(2)	285	5,505
TKH Group NV, CVA	29,843	1,581,432
		20,914,501
New Zealand — 0.8%
Air New Zealand Ltd.(1)	1,432,398	1,725,868
Heartland Group Holdings Ltd.	16,000	22,471
Kathmandu Holdings Ltd.	186,847	213,661
New Zealand Refining Co. Ltd. (The)(1)	201,543	99,266
Oceania Healthcare Ltd.	2,490,987	2,489,222
SKYCITY Entertainment Group Ltd.(1)	183,647	475,658
Tourism Holdings Ltd.(1)	2,943	5,330
Z Energy Ltd.	992,224	1,838,415
		6,869,891
Norway — 2.1%
Aker Solutions ASA(1)	73,561	133,933
Avance Gas Holding Ltd.	142,034	735,175
BW Energy Ltd.(1)	12,056	34,639
BW LPG Ltd.	193,180	1,335,141
BW Offshore Ltd.	211,401	863,251
DNO ASA(1)	898,562	954,380
FLEX LNG Ltd.	38,268	577,433
Frontline Ltd.(2)	150,943	1,286,034
Golden Ocean Group Ltd.(1)	10,776	105,902
Grieg Seafood ASA(1)	17,190	170,333
Hunter Group ASA(1)	85,606	32,604
Kid ASA	38,293	553,877
Komplett Bank ASA(2)	54,615	63,950
Norske Skog ASA	15,000	62,313
Ocean Yield ASA	18,166	64,054
Odfjell Drilling Ltd.(1)(2)	106,322	275,033
PGS ASA(1)	1,319,736	822,451
Sparebanken Vest	58,146	617,475
Stolt-Nielsen Ltd.	52,649	838,171
Subsea 7 SA	393,445	3,902,046
TGS Nopec Geophysical Co. ASA	206,037	2,787,844
Veidekke ASA	72,729	1,086,922
Wallenius Wilhelmsen ASA(1)	111,211	442,902
XXL ASA(1)	145,171	367,612
		18,113,475
Portugal — 0.2%
CTT-Correios de Portugal SA	254,226	1,306,381
Semapa-Sociedade de Investimento e Gestao	27,163	390,166
Sonae SGPS SA	12,843	12,430
		1,708,977
Singapore — 1.6%
Accordia Golf Trust	1,029,500	778
Banyan Tree Holdings Ltd.(1)	67,500	14,787
Boustead Singapore Ltd.	107,700	95,249

BRC Asia Ltd.	79,400	90,046
China Sunsine Chemical Holdings Ltd.	1,331,600	543,424
Food Empire Holdings Ltd.	57,400	38,610
Frencken Group Ltd.	255,100	340,520
Golden Agri-Resources Ltd.	14,008,300	2,486,974
Hong Leong Asia Ltd.	390,500	294,840
Hour Glass Ltd. (The)	163,200	154,279
Hutchison Port Holdings Trust, U Shares	11,302,100	2,709,091
Indofood Agri Resources Ltd.(1)	191,900	51,475
InnoTek Ltd.	70,000	51,308
Japfa Ltd.	1,494,900	987,864
Mewah International, Inc.	120,500	41,843
OUE Ltd.	102,800	104,094
QAF Ltd.	46,100	33,265
Singapore Press Holdings Ltd.	3,326,600	4,395,627
Yanlord Land Group Ltd.	1,729,100	1,671,678
		14,105,752
Spain — 1.9%
Acerinox SA(2)	183,207	2,610,404
Almirall SA	1,960	33,455
Banco de Sabadell SA(1)	3,010,954	2,316,410
Construcciones y Auxiliar de Ferrocarriles SA	29,559	1,373,329
Deoleo SA(1)(2)	254,650	116,421
Ence Energia y Celulosa SA(1)	211,392	890,806
Ercros SA	52,758	228,107
Fomento de Construcciones y Contratas SA	3,531	44,835
Gestamp Automocion SA(1)	248,619	1,353,250
Grenergy Renovables SA(1)(2)	2,600	95,341
Grupo Catalana Occidente SA	17,360	732,581
Liberbank SA	2,465,367	995,912
Mediaset Espana Comunicacion SA(1)	214,097	1,501,656
Melia Hotels International SA(1)	40,749	341,302
Miquel y Costas & Miquel SA	97	1,875
Neinor Homes SA(1)	5,865	77,007
Obrascon Huarte Lain SA(1)(2)	171,879	128,529
Pharma Mar SA	17,076	1,590,816
Prosegur Cia de Seguridad SA	287,366	891,315
Sacyr SA(2)	5,270	14,156
Solarpack Corp. Tecnologica SA(1)	488	11,164
Tecnicas Reunidas SA(1)(2)	39,343	560,442
Tubacex SA(1)	85,078	185,080
Unicaja Banco SA	365,657	410,815
Zardoya Otis SA	27,343	190,726
		16,695,734
Sweden — 7.1%
AcadeMedia AB	9,655	92,265
Arise AB(1)	17,600	101,200
Arjo AB, B Shares	10,539	105,192
Avanza Bank Holding AB	49,421	1,651,345
Bahnhof AB, B Shares	33,644	161,856
Bilia AB, A Shares	162,456	3,093,962
Biotage AB	25,989	569,998
Bonava AB, B Shares	130,419	1,663,516
Boozt AB(1)	72,269	1,670,108
Bure Equity AB	90,864	4,205,747

Catena Media plc(1)	153,181	1,128,617
Cibus Nordic Real Estate AB	27,669	634,357
Clas Ohlson AB, B Shares(1)	113,601	1,289,161
Collector AB(1)	117,844	439,294
Dios Fastigheter AB	129,152	1,360,308
Electrolux Professional AB, B Shares(1)	253,303	1,733,213
Eolus Vind AB, B Shares(2)	58,118	1,438,017
Ferronordic AB	5,587	162,563
G5 Entertainment AB(2)	9,852	636,939
Granges AB	177,127	2,354,620
Haldex AB(1)	44,976	317,987
Hexatronic Group AB	61,255	1,086,974
Hoist Finance AB(1)(2)	222,544	974,264
JM AB	30,629	1,214,935
Karo Pharma AB(1)	21,878	144,882
Klovern AB, B Shares	1,050,599	2,105,410
Kopparbergs Bryggeri AB, B Shares	11,381	270,505
Kungsleden AB	194,347	2,484,780
Loomis AB	108,939	3,490,226
Maha Energy AB(1)(2)	85,341	122,124
Mekonomen AB(1)	65,318	1,224,305
Millicom International Cellular SA, SDR(1)	21,868	977,207
Modern Times Group MTG AB, B Shares(1)(2)	8,878	125,377
Mycronic AB	51,121	1,635,216
NCC AB, B Shares	121,201	2,315,226
New Wave Group AB, B Shares(1)	45,467	550,284
Nobia AB	181,193	1,665,113
Nobina AB(1)	146,545	1,472,601
Nordic Entertainment Group AB, B Shares(1)	36,189	1,744,286
NP3 Fastigheter AB	36,730	729,318
Nyfosa AB	120,905	1,605,940
Orexo AB(1)(2)	31,261	155,190
Pandox AB(1)	109,139	1,926,016
Paradox Interactive AB	55,852	1,209,970
Peab AB, Class B	267,461	3,677,967
RaySearch Laboratories AB(1)	34,454	375,685
Resurs Holding AB	231,595	1,251,788
Saab AB, B Shares	47,043	1,384,858
Scandi Standard AB	113,956	838,435
SkiStar AB(1)	1,960	31,500
SolTech Energy Sweden AB(1)	76,947	235,763
Tethys Oil AB	44,882	321,976
Tethys Oil AB, Redemption Shares(1)	42,802	10,293
		62,168,679
Switzerland — 4.7%
ALSO Holding AG(1)	12,658	3,748,070
Aluflexpack AG(1)	641	23,358
Arbonia AG	105,987	1,965,700
Ascom Holding AG(1)	16,721	280,330
Autoneum Holding AG(1)(2)	10,605	2,075,169
Bell Food Group AG	2,678	835,507
Bobst Group SA(1)	20,281	1,439,149
Bossard Holding AG	96	22,786
Bossard Holding AG, Class A	10,444	2,475,939
Bucher Industries AG	1,958	1,071,391

Burckhardt Compression Holding AG	3,660	1,492,496
Bystronic AG	262	344,858
Coltene Holding AG(1)	4,901	703,502
EFG International AG(1)	214,938	1,710,794
Forbo Holding AG	1,712	3,431,834
GAM Holding AG(1)	126,769	324,711
Gurit Holding AG	567	1,515,600
Huber + Suhner AG	13,364	1,069,858
Implenia AG(1)	29,232	837,666
Leonteq AG	25,481	1,305,551
Liechtensteinische Landesbank AG	5,325	319,023
OC Oerlikon Corp. AG	287,714	3,297,842
Orior AG	6,421	591,540
Sensirion Holding AG(1)	8,373	596,926
St Galler Kantonalbank AG	1,992	939,675
Sulzer AG	1,934	247,914
Swiss Steel Holding AG(1)(2)	2,069,198	1,032,020
Swissquote Group Holding SA	10,627	1,655,496
V-ZUG Holding AG(1)	701	108,798
Valiant Holding AG	30,066	3,135,466
Zehnder Group AG	27,327	2,570,934
		41,169,903
United Kingdom — 16.6%
Aggreko plc	277,754	3,388,676
Amigo Holdings plc(1)	42,924	5,067
Anglo Asian Mining plc	83,036	184,395
Anglo Pacific Group plc	22,907	47,263
AO World plc(1)	56,267	207,427
ASOS plc(1)	64,223	4,441,404
Bank of Georgia Group plc(1)	31,788	591,341
Bellway plc	101,518	5,149,500
Biffa plc(1)	204,354	847,131
Bodycote plc	171,391	2,098,551
Brewin Dolphin Holdings plc	118,369	570,997
Britvic plc	244,190	3,160,580
Burford Capital Ltd.	120,940	1,456,467
Cairn Energy plc	551,155	1,268,628
Centamin plc	826,998	1,289,254
Central Asia Metals plc	110,840	426,959
Close Brothers Group plc	141,765	3,296,425
CMC Markets plc	109,015	757,565
Coats Group plc	1,355,456	1,271,247
Computacenter plc	72,659	2,764,968
ContourGlobal plc	91,588	249,551
Crest Nicholson Holdings plc(1)	297,579	1,931,110
CVS Group plc(1)	21,314	663,364
Daily Mail & General Trust plc	490	6,200
De La Rue plc(1)	53,764	139,021
Devro plc	166,709	492,510
Direct Line Insurance Group plc	905,546	3,822,950
Diversified Energy Co. plc	134,297	199,291
Drax Group plc	442,717	2,735,843
Dunelm Group plc	63,016	1,310,564
easyJet plc(1)	2,178	31,023
Electrocomponents plc	24,494	343,513

EnQuest plc(1)	210,453	50,968
Evraz plc	297,393	2,685,488
Ferrexpo plc	360,688	2,291,045
Forterra plc(1)	4,379	18,175
Frasers Group plc(1)	179,428	1,471,232
Go-Ahead Group plc (The)(1)	38,485	675,535
Golar LNG Ltd.(1)	75,176	954,735
Grafton Group plc	218	3,630
Gulf Keystone Petroleum Ltd.(1)	199,321	468,312
Gym Group plc (The)(1)	63,919	249,859
Halfords Group plc(1)	120,830	652,513
Harbour Energy plc(1)	736,455	214,373
Hays plc(1)	1,341,823	3,298,400
Hill & Smith Holdings plc	14,740	320,259
Hochschild Mining plc	224,885	626,361
Howden Joinery Group plc	165,661	1,871,288
Hunting plc	66,227	246,135
IG Group Holdings plc	316,536	3,844,582
Inchcape plc	347,473	3,851,733
Indivior plc(1)	144,931	321,230
IntegraFin Holdings plc	170,511	1,313,563
International Personal Finance plc(1)	26,218	49,126
Investec plc	588,726	2,589,761
IP Group plc	762,151	1,337,161
IWG plc(1)	33,112	169,027
J Sainsbury plc	1,619,302	6,095,608
Jadestone Energy plc(1)	290,097	294,359
JET2 plc(1)	13,946	266,751
Jubilee Metals Group plc(1)	782,557	194,417
Just Group plc(1)	1,066,093	1,665,751
Keller Group plc	74,409	880,396
Lookers plc(1)	82,625	79,656
Luceco plc	4,891	23,903
Luxfer Holdings plc	14,673	335,425
M&G plc	1,666,350	5,762,545
Marks & Spencer Group plc(1)	2,045,968	4,783,741
Marston's plc(1)	921,346	1,189,083
Mediclinic International plc(1)	124,553	575,452
Mitchells & Butlers plc(1)	259,099	1,120,053
Morgan Sindall Group plc	20,505	649,563
N Brown Group plc(1)(2)	93,685	87,572
OSB Group plc	188,873	1,253,829
Pagegroup plc(1)	283,824	2,406,601
Pan African Resources plc(2)	1,261,449	415,661
Paragon Banking Group plc	168,122	1,159,899
PayPoint plc	24,615	206,408
Petropavlovsk plc(1)(2)	334,115	118,435
Photo-Me International plc(1)	278,659	277,440
Playtech plc(1)	305,091	1,990,204
Plus500 Ltd.	94,976	2,033,356
Provident Financial plc(1)	292,240	983,863
PZ Cussons plc	218,623	789,434
Quilter plc	61,105	132,923
Rathbone Brothers plc	19,556	497,887
Reach plc	399,750	1,349,669

Redde Northgate plc	241,278	1,316,015
Redrow plc	199,705	1,921,043
Rhi Magnesita NV	27,947	1,762,009
Royal Mail plc(1)	797,999	6,543,896
RSA Insurance Group Ltd.	84,265	818,060
Savills plc	3,617	60,759
Senior plc(1)	174,579	393,606
Serica Energy plc	133,208	219,585
Sirius Real Estate Ltd.	44,972	64,470
Speedy Hire plc(1)	496,609	527,191
Spire Healthcare Group plc(1)	230,048	798,321
St. James's Place plc	253,279	5,010,609
SThree plc	49,829	295,365
Superdry plc(1)	81,239	453,160
Tate & Lyle plc	453,407	4,925,259
TBC Bank Group plc(1)	8,671	142,629
Ted Baker plc(1)	191,073	485,162
Telit Communications plc(1)	44,027	141,211
TI Fluid Systems plc	50,375	218,509
TP Icap Group plc	94,892	288,000
Tremor International Ltd.(1)	2,392	27,689
Victoria plc(1)	44,147	630,189
Virgin Money UK plc(1)	176,342	527,613
Watkin Jones plc	138,588	442,191
Weir Group plc (The)(1)	3,542	96,521
WM Morrison Supermarkets plc	1,443,957	3,622,574
		144,074,796
United States — 0.1%
Resolute Forest Products, Inc.(1)	70,217	1,183,991
TOTAL COMMON STOCKS (Cost $743,744,448)		865,508,330
RIGHTS†
Australia†
MyState Ltd.(1)	4,943	2,172
Spain†
Almirall SA(1)	1,960	490
TOTAL RIGHTS (Cost $438)		2,662
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $14,904,188)	14,904,188	14,904,188
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $758,649,074)		880,415,180
OTHER ASSETS AND LIABILITIES — (1.1)%		(9,677,152)
TOTAL NET ASSETS — 100.0%		$870,738,028

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	23.3%
Materials	17.6%
Financials	17.1%
Consumer Discretionary	14.9%
Energy	6.7%
Consumer Staples	5.2%
Information Technology	4.8%
Communication Services	3.6%
Real Estate	2.8%
Health Care	2.5%
Utilities	0.9%
Temporary Cash Investments - Securities Lending Collateral	1.7%
Other Assets and Liabilities	(1.1)%

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen
SDR	-	Swedish Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $25,187,241. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $26,600,934, which includes securities collateral of $11,696,746.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	9,886,521	855,621,809	—
Rights	—	2,662	—
Temporary Cash Investments - Securities Lending Collateral	14,904,188	—	—
	24,790,709	855,624,471	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.